Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net Income (Loss) as adjusted	$ (1,589,913)	$ (256,335)	$ 2,078,069	$ (1,665,771)	$ 2,768,684	$ 2,830,646	$ 231,821	$ 3,933,559	$ 7,206,713	$ 5,077,920
Common Class A [Member]
Numerator:
Allocation of net Income (Loss) as adjusted	$ (596,604)			$ (1,332,617)			$ 140,027	$ 3,146,847	$ 5,765,370	$ 3,907,301
Denominator:
Basic weighted average shares outstanding	4,646,574			30,945,072			11,801,312	30,945,072	30,945,072	25,686,060
Diluted weighted average shares outstanding	4,646,574			30,945,072			11,801,312	30,945,072	30,945,072	25,686,060
Basic net income (loss) per ordinary share	$ (0.13)			$ (0.04)			$ 0.01	$ 0.1	$ 0.19	$ 0.15
Diluted net income (loss) per ordinary share	$ (0.13)			$ (0.04)			$ 0.01	$ 0.1	$ 0.19	$ 0.15
Common Class B [Member]
Numerator:
Allocation of net Income (Loss) as adjusted	$ (993,309)			$ (333,154)			$ 91,794	$ 786,712	$ 1,441,343	$ 1,170,619
Denominator:
Basic weighted average shares outstanding	7,736,268			7,736,268			7,736,268	7,736,268	7,736,268	7,695,487
Diluted weighted average shares outstanding	7,736,268			7,736,268			7,736,268	7,736,268	7,736,268	7,695,487
Basic net income (loss) per ordinary share	$ (0.13)			$ (0.04)			$ 0.01	$ 0.1	$ 0.19	$ 0.15
Diluted net income (loss) per ordinary share	$ (0.13)			$ (0.04)			$ 0.01	$ 0.1	$ 0.19	$ 0.15